Long-term debt-Term loans Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended													6 Months Ended					11 Months Ended	0 Months Ended	3 Months Ended			7 Months Ended			9 Months Ended		6 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Loan for the acquisition of the vessels Sealand New York and Sealand Washington [Member]	Jun. 30, 2012 Loan for the acquisition of the vessel Maersk Kokura [Member]	Jun. 30, 2012 Loan for the acquisition of the vessels Maersk Kawasaki and Maersk Kure [Member]	Jun. 30, 2012 Loan for the acquisition of the vessel Maersk Mandraki [Member]	Jun. 30, 2012 Loan for the acquisition of the vessel Cosco Beijing [Member]	Jun. 30, 2012 Loan for the acquisition of the vessel Cosco Guangzhou [Member]	Jun. 30, 2012 Loan for the acquisition of the vessel Maersk Mykonos [Member]	Jun. 30, 2012 Loan for the acquisition of the vessels Gather Garden Genius I and Gifted [Member]	Jun. 30, 2012 Loan for the acquisition of the vessels Gather Garden Genius I and Gifted Loan repayment following sale of vessel Garden [Member]	Jun. 30, 2012 Loan for the acquisition of the vessels Gather Garden Genius I and Gifted Loan repayment folowing sale of vessel Gather [Member]	Jun. 30, 2012 Loan for the acquisition of the vessels Gather, Garden, Genius I and Gifted- Loan repayment following sale of vessel Gifted and Genius I [Member]	Jun. 30, 2012 Loan for the acquisition of the vessels MSC Romanos (tranche a) [Member]	Jun. 30, 2012 Loan for the acquisition of the vessels MSC Methoni (tranche b) [Member]	Jun. 30, 2012 Loan for the acquisition of the vessels MSC Ulsan (tranche c) [Member]	Jun. 30, 2012 Loan for the acquisition of the vessel Koroni (tranche d) [Member]	Jun. 30, 2012 Loan for the acquisition of the vessel Kyparissia (tranche e) [Member]	Nov. 19, 2010 Loan for acquisition vessels Msc Romanos, Msc Methoni, Msc Ulsan, Koroni and Kyparissia( five tranches) [Member]	Jan. 14, 2011 Loan for the acquisition and construction of H1068A H1069A and H1070A (three tranches - one for each hull) [Member]	Apr. 07, 2011 Loan for the acquisition and construction of S4010 and S4011 [Member]	Dec. 31, 2011 Loan for the acquisition and construction of S4010 and S4011 (first drawdown) [Member]	Jun. 30, 2012 Loan for the acquisition and construction of S4010 and S4011 (period's drawdowns) [Member]	Aug. 16, 2011 Loan for the acquisition and construction of S4020 S4022 and S4024 (three tranches one for each hull) [Member]	Jun. 30, 2012 Loan for the acquisition and construction of S4020, S4022 and S4024 - second predelivery installment for S4020 [Member]	Jun. 30, 2012 Loan for the acquisition and construction of S4020, S4022 and S4024 - second predelivery installment for S4022 [Member]	Oct. 12, 2011 Loan for the acquisition and construction of S4021 and S4023 (two tranches one for each hull) [Member]	Jun. 30, 2012 Loan for the acquisition and construction of S4021 and S4023 - second predelivery installment for S4021 [Member]	Jun. 30, 2012 Loan to partly finance the agreegate market value of eleven vessels [Member]	Oct. 06, 2011 Loan to partly finance the agreegate market value of eleven vessels [Member]	Jun. 30, 2012 Long-term debt [Member]	Dec. 31, 2011 Long-term debt [Member]	Jun. 29, 2012 Supplemental agreement for the Loan to partly finance the agreegate market value of eleven vessels and partly finance the acquisition of the Stadt Luebeck [Member]	Jun. 30, 2012 Interest expense (including swap interest and interest capitalized) [Member]	Jun. 30, 2011 Interest expense (including swap interest and interest capitalized) [Member]
Long term debt term loans [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity			$ 150,000	$ 75,000	$ 150,000	$ 24,800	$ 90,000	$ 90,000	$ 31,000	$ 30,000				$ 38,500	$ 42,000	$ 21,000	$ 7,470	$ 7,470
Line of Credit Facility Initiation Date			May 2008	January 2008	December 2007	June 2006	June 2006	February 2006	February 2005	December 2009
Line of Credit Facility Remaining Borrowing Capacity																			120,000	203,343	140,000			229,200			152,800			120,000			11,300
Percentage of the vessels contract price available for draw down																					70.00%
Draw down amount up to the end of the period																						26,740	26,740	22,920	7,640	7,640	15,280	7,640		113,700
Draw down date																						April, 2011		August 26, 2011	April 2012	May 2012	October 25, 2011	April 2012		March 2012
Capacity of Vessels																																	1,078
Vessel's built date																																	2001
Disposal Date											December 2011	March 2012
Date of loan repayment													May 2012
Maximum borrowing capacity per vessel			75,000		75,000
Debt Instrument Carrying Amount			114,000	58,500	108,000	3,800	62,500	60,000	2,000					35,613	39,900	20,475	7,470	7,470											106,050
Loan repayment due to sale of vessels											2,921	3,479	6,958
Line Of Credit Facility Expiration Date																			18 months
Number of outstanding installments			12	12	11	2	13	12	2					29	30	31	12	12		40	16			28			28		26				26
Line of Credit Facility Frequency of Payments			semiannual	semiannual	semiannual	semiannual	semiannual	semiannual	semiannual					quarterly	quarterly	quarterly	quarterly	quarterly		quarterly	quarterly			quarterly			quarterly		quarterly				quarterly
Line of Credit Facility Payments equivalent																					1/30
Line of Credit Facility Periodic Payment Principal			4,500		6,000	1,900	2,500	2,500						962	1,050	525	467	467		1,412				1,273			1,364
Balloon payment			60,000	10,000	42,000		30,000	30,000						7,700	8,400	4,200	1,868	1,868											36,550				47,850
Line of Credit Final Payment of Principal																				12,713				42,021			39,564
Line Credit Final Payment Principal Equivalent																					50.00%
Line of Credit Payment of Principal remaining period			November 2012 to May 2018	August 2012 to February 2018	December 2012 to December 2017	August 2012 to February 2013	August 2012 to August 2018	August 2012 to February 2018	August 2012 to February 2013					August 2012 to November 2018	July 2012 to October 2019	August 2012 to February 2019	August 2012 to August 2015	August 2012 to August 2015											September 2012 to December 2018				September 2012 to December 2018
Term loans additional information																															The term loans bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness, mortgaging of vessels as well as minimum requirements regarding hull Value Maintenance Clauses (?VMC?) in the range of 80% to 125% and dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.
Line Of Credit Facility Interest Rate Description																															1.50% - 6.75%	1.21%-6.75%
Long term Debt Weighted Average Interest Rate																															4.50%	4.80%
Interest Expense Debt Excluding Amortization																																		38,459	35,680
Interest Costs Incurred Capitalized	(3,548)	(2,086)																																3,548	2,086
Interest capitalized Advances for vessel acquisitions																																		(2,090)	(1,225)
Net Settlements on Interest Rate Swaps Qualifying for Cash Flow Hedge	$ 1,458	$ 861																																$ (1,458)	$ (861)